UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3950
Van Kampen U.S. Government Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)                    (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 81.9%
$13,870	Federal Home Loan Mortgage Corp.	4.500%	05/01/38	$14,016,602
65,917	Federal Home Loan Mortgage Corp.	5.000	10/01/18 to 07/01/38	68,227,281
41,241	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 05/01/38	43,626,485
31,898	Federal Home Loan Mortgage Corp.	6.000	03/01/29 to 09/01/38	34,281,322
2,530	Federal Home Loan Mortgage Corp.	6.500	07/01/14 to 08/01/33	2,779,061
1,513	Federal Home Loan Mortgage Corp.	7.500	01/01/20 to 05/01/35	1,728,232
782	Federal Home Loan Mortgage Corp.	8.000	08/01/32	904,701
1,492	Federal Home Loan Mortgage Corp.	8.500	01/01/17 to 08/01/31	1,722,941
7,000	Federal Home Loan Mortgage Corp., April (a)	4.500	TBA	7,017,500
2,700	Federal Home Loan Mortgage Corp., April (a)	5.000	TBA	2,788,171
16,400	Federal Home Loan Mortgage Corp., April (a)	6.500	TBA	17,829,883
18,625	Federal Home Loan Mortgage Corp., May (a)	6.000	TBA	19,922,939
24,054	Federal National Mortgage Association	4.500	05/01/19 to 10/01/19	25,294,911
38,935	Federal National Mortgage Association	5.000	03/01/22 to 03/01/39	40,295,034
131,614	Federal National Mortgage Association	5.500	12/01/32 to 11/01/38	139,142,703
22,822	Federal National Mortgage Association	6.000	07/01/12 to 10/01/38	24,361,682
14,506	Federal National Mortgage Association	6.500	11/01/13 to 12/01/33	15,984,584

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$1,378	Federal National Mortgage Association	7.000%	05/01/13 to 07/01/34	$1,542,866
2,613	Federal National Mortgage Association	7.500	04/01/15 to 08/01/37	2,953,613
2,175	Federal National Mortgage Association	8.000	07/01/20 to 04/01/33	2,525,773
2,516	Federal National Mortgage Association	8.500	08/01/14 to 10/01/32	2,889,533
402	Federal National Mortgage Association	9.500	04/01/30	474,712
97	Federal National Mortgage Association	13.000	06/01/15	115,074
6,800	Federal National Mortgage Association, April (a)	4.500	TBA	6,817,000
44,575	Federal National Mortgage Association, May (a)	6.000	TBA	47,562,951
28,350	Federal National Mortgage Association, June (a)	5.000	TBA	29,036,609
4,461	Government National Mortgage Association	5.500	05/15/33 to 10/15/34	4,755,903
1,775	Government National Mortgage Association	6.000	01/15/28 to 04/15/29	1,925,937
472	Government National Mortgage Association	6.500	04/15/26 to 12/15/28	520,260

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$984	Government National Mortgage Association	7.000%	08/15/22 to 01/15/29	$1,103,275
1,139	Government National Mortgage Association	8.000	05/15/16 to 12/15/21	1,286,248
1,897	Government National Mortgage Association	9.000	09/15/15 to 08/15/24	2,161,200
1,115	Government National Mortgage Association	9.500	02/15/16 to 09/15/22	1,277,432
21	Government National Mortgage Association	12.250	02/15/15 to 06/15/15	23,993
21	Government National Mortgage Association	13.000	02/15/11 to 05/15/15	23,115
18,775	Government National Mortgage Association, April (a)	4.500	TBA	19,000,882
8,800	Government National Mortgage Association, April (a)	5.000	TBA	9,147,873
696	Government National Mortgage Association II	6.000	04/20/29	756,155
5	Government National Mortgage Association II	8.500	02/20/17	5,511

	Total Mortgage Backed Securities 81.9%			595,829,947

	Adjustable Rate Mortgage Backed Securities 1.8%

3,510	Federal Home Loan Mortgage Corp. (b)	5.497	05/01/37	3,707,919
2,083	Federal Home Loan Mortgage Corp. (b)	5.528	01/01/38	2,199,067
2,571	Federal Home Loan Mortgage Corp. (b)	5.746	03/01/37	2,720,038
2,214	Federal Home Loan Mortgage Corp. (b)	6.035	02/01/37	2,348,203
1,951	Federal National Mortgage Association (b)	5.777	03/01/38	2,040,588

	Total Adjustable Rate Mortgage Backed Securities 1.8%			13,015,815

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations 4.5%
$4,047	American Home Mortgage Investment Trust (b)	5.292%	06/25/45	$3,593,437
193	Bear Stearns Mortgage Funding Trust (b)	0.446	09/25/36	102,662
2,875	Commercial Mortgage Pass-Through Certificates (c)	5.816	12/10/49	2,879,838
8,650	FDIC Structured Sale Guaranteed Notes (b)(d)	0.779	02/25/48	8,682,743
4,426	Federal Home Loan Mortgage Corp. (STRIPS) (e)	8.000	06/01/31	1,002,547
1,682	Federal National Mortgage Association (REMIC) (e)	6.000	08/25/32 to 05/25/33	211,618
1,174	Federal National Mortgage Association (STRIPS) (e)	6.500	10/01/24	279,721
1,344	Federal National Mortgage Association (REMIC)	7.000	09/25/32	1,505,287
3,587	Federal National Mortgage Association (REMIC) (e)	7.000	05/25/33	640,722
959	Federal National Mortgage Association (c)	7.500	01/19/39	1,028,484
1,073	Federal National Mortgage Association (STRIPS) (e)	7.500	01/01/32	176,362
3,425	Federal National Mortgage Association (REMIC) (e)	8.000	08/18/27 to 09/18/27	800,005
3,026	Federal National Mortgage Association (STRIPS) (e)	8.000	05/01/30	607,565
800	GE Capital Commercial Mortgage Corp.	4.893	03/10/40	820,359
153	Greenpoint Mortgage Funding Trust (b)	0.426	01/25/37	87,490
1,830	GS Mortgage Securities Corp. II (c)	5.553	04/10/38	1,842,116
2,420	LB-UBS Commercial Mortgage Trust (c)	5.866	09/15/45	2,386,911
155	Luminent Mortgage Trust (b)	0.486	04/25/36	75,818
503	MLCC Mortgage Investors, Inc. (b)	0.684	04/25/29	433,095
112	Residential Accredit Loans, Inc. (b)	0.516	02/25/46	46,381
2,372	Structured Adjustable Rate Mortgage Loan Trust (c)	2.865	06/25/34	2,159,174
3,172	Structured Asset Mortgage Investments, Inc. (b)	0.476	05/25/45	2,010,092
2,269	Washington Mutual Mortgage Pass-Through Certificates (b)	0.596	12/25/45	1,346,031

	Total Collateralized Mortgage Obligations 4.5%			32,718,458

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations 1.7%
$3,020	United States Treasury Bonds	4.625%	02/15/40	$2,977,533
9,400	United States Treasury Notes	3.250	12/31/16	9,415,425

	Total United States Treasury Obligations 1.7%			12,392,958

	Total Long-Term Investments 89.9% (Cost $638,981,303)			653,957,178

Short-Term Investments 25.0%
Repurchase Agreements 19.8%
Banc of America Securities ($24,833,825 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $24,833,831)	24,833,825
JPMorgan Chase & Co. ($119,011,939 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $119,011,972)	119,011,939
State Street Bank & Trust Co. ($5,236 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $5,236)	5,236

Total Repurchase Agreements 19.8%	143,851,000

United States Government Agency Obligations 5.2%
United States Treasury Bill ($3,245,000 par, yielding 0.117%, 05/06/10 maturity) (f)	3,244,636
United States Treasury Bill ($35,000,000 par, yielding 0.140%, 05/20/10 maturity) (f)	34,993,307

Total United States Government Agency Obligations 5.2%	38,237,943

Total Short-Term Investments 25.0% (Cost $182,088,943)	182,088,943

Total Investments 114.9% (Cost $821,070,246)	836,046,121

Liabilities in Excess of Other Assets (14.9%)	(108,169,761)

Net Assets 100.0%	$727,876,360

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	Variable Rate Coupon

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	IO — Interest Only

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued
Futures contracts outstanding as of March 31, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, June 2010 (Current Notional Value of $116,125 per contract)	185	$(59,255)
U.S. Treasury Notes 5-Year Futures, June 2010 (Current Notional Value of $114,844 per contract)	1,845	(1,368,770)
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $116,250 per contract)	255	(110,141)

Total Long Contracts	2,285	(1,538,166)

Short Contracts:
U.S. Treasury Notes 2-Year Futures, June 2010 (Current Notional Value of $216,953 per contract)	924	252,800

Total Futures Contracts	3,209	$(1,285,366)

Swap contracts outstanding as of March 31, 2010:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400%	10/01/16	$78,587	$(406,295)
JPMorgan Chase Bank, N.A. New York	USD-LIBOR BBA	Pay	5.090	12/23/19	46,630	(63,883)

						(470,178)

Deutsche Bank AG New York	USD-LIBOR BBA	Receive	2.784	01/14/15	20,550	(247,571)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	42,279	501,006
JPMorgan Chase Bank, N.A. New York	USD-LIBOR BBA	Receive	2.622	03/11/15	96,710	202,354
JPMorgan Chase Bank, N.A. New York	USD-LIBOR BBA	Receive	4.393	12/23/39	11,215	77,615

						533,404

Total Interest Rate Swaps						$63,226

Swap Collateral Received From Counterparty

JPMorgan Chase Bank, N.A. New York						$(270,000)

Total Swap Contracts						$(206,774)

Security Valuation Investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ▪  March 31, 2010 (Unaudited) continued

Level 1 —	Prices are based on quoted prices in active markets for identical investments.

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
Investments	Quoted Prices	Other Significant Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position:
Mortgage Backed Security	$—	$595,829,947	$—	$595,829,947
Adjustable Rate Mortgage Backed Securities	—	13,015,815	—	13,015,815
Collateralized Mortgage Obligations	—	32,718,458	—	32,718,458
United States Treasury Obligations	—	12,392,958	—	12,392,958
Short-Term Investments	—	182,088,943	—	182,088,943
Futures	252,800	—	—	252,800
Interest Rate Swap Contracts	—	780,975	—	780,975

Total Investments in an Asset Position	$252,800	$836,827,096	$—	$837,079,896

Investments in a Liability Position:
Futures	$(1,538,166)	$—	$—	$(1,538,166)
Interest Rate Swap Contracts	—	(717,749)	—	(717,749)

Total Investments in a Liability Position	$(1,538,166)	$(717,749)	$—	$(2,255,915)

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen U.S. Government Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 17, 2010